Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Schedule of Listing of Stock Options and Warrants - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Options (in Shares)	783,718
Shares, Warrants (in Shares)	8,077,477
Warrant exercise price (in Dollars per share)			$ 11.25
Stock Options 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Options (in Shares)	11,666
Price, Options	$ 0.75
Stock Options 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Options (in Shares)	126,029
Stock Options 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Options (in Shares)	232,756
Stock Options 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Options (in Shares)	59,013
Stock Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Options (in Shares)	354,253
Warrants 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Warrants (in Shares)	69,801
Warrants 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Warrants (in Shares)	267,579
Warrants 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Warrants (in Shares)	161,375
Warrants 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Warrants (in Shares)	7,578,722
Warrant exercise price (in Dollars per share)	$ 4.95
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price, Options	0.75	$ 3.2006
Warrant exercise price (in Dollars per share)	4.95
Minimum [Member] | Stock Options 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price, Options	5.25
Minimum [Member] | Stock Options 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price, Options	4.875
Minimum [Member] | Stock Options 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price, Options	6.50
Minimum [Member] | Stock Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price, Options	2.63
Minimum [Member] | Warrants 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price (in Dollars per share)	11.25
Minimum [Member] | Warrants 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price (in Dollars per share)	6.00
Minimum [Member] | Warrants 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price (in Dollars per share)	12.375
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price, Options	23.85	$ 13.9195
Warrant exercise price (in Dollars per share)	24.375
Maximum [Member] | Stock Options 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price, Options	6.00
Maximum [Member] | Stock Options 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price, Options	23.85
Maximum [Member] | Stock Options 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price, Options	18.75
Maximum [Member] | Stock Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price, Options	3.45
Maximum [Member] | Warrants 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price (in Dollars per share)	15.00
Maximum [Member] | Warrants 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price (in Dollars per share)	14.85
Maximum [Member] | Warrants 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price (in Dollars per share)	$ 24.375